SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)

11. SHAREHOLDERS’ EQUITY (DEFICIT)

Ordinary Shares

The Company’s authorized share capital is 500,000,000 ordinary shares consisting of (i) 488,000,000 Class A Ordinary Shares with a par value of $0.0001 per share and (ii) 12,000,000 Class B Ordinary Shares with a par value of $0.0001 per share.

On the Closing Date, pursuant to the Business Combination (see Note 4), the following share transactions were completed:

●	2,921,281 and 4,500,000 Class A Ordinary Shares and Class B Ordinary Shares, respectively were issued, among which 450,000 Class B Ordinary Shares are holdback shares in escrow for eighteen months from the Closing Date; and

●	1,900,000 Class A Ordinary Shares were issued to convert all the convertible promissory notes payable with the conversion prices ranging from $5 to $10 per share.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Shares will be entitled to one (1) vote and each Class B Ordinary Shares will be entitled to ten (10) votes. The Class A Ordinary Shares are not convertible into shares of any other class. The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time after issuance at the option of the holder on a one-to-one basis.

As of March 31, 2025 and 2024, 4,821,281 and nil shares of Class A Ordinary Shares were issued and outstanding, respectively.

As of March 31, 2025, 4,500,000 and 4,050,000 Class B Ordinary Shares were issued and outstanding, respectively, among which 450,000 issued ordinary shares are holdback shares in escrow. As of March 31, 2024, 4,500,000 Class B Ordinary Shares were issued and outstanding.

The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.

Warrants

Each public warrant entitles the holder thereof to purchase one-half of one ordinary share at a price of $11.50 per share, subject to adjustment as discussed herein. The warrants become exercisable after the closing of the Business Combination and will expire five years after the closing of the Business Combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

Once the warrants become exercisable, the Company may call the warrants for redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant:

●	at any time while the public warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each public warrant holder,

●	if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.5 per share, for any 20 trading days within a 30 trading day period ending on the third trading day prior to the notice of redemption to public warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The private warrants are identical to the public warrants. The private warrants (including the ordinary shares issuable upon exercise of the private warrants) are not transferable, assignable or salable until 30 days after the completion of the Business Combination, subject to certain limited exceptions.

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. The Company assessed the key terms applicable to the public warrants as well as the private warrants and believes the public warrants and private warrants should be classified as equity in accordance with ASC 480 and ASC 815.

As of March 31, 2025, there were 5,750,000 public warrants and 796,254 private warrants issued and outstanding.